Distribution Date: Dec 26, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Aurora Loan Services Inc
December 25, 2007
November 30, 2007
November 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Determination Date 18-Dec-07 Accrual Periods: Begin End
Record Date - Subordinate Certificates, AX, C, X, AP, R 30-Nov-07 Libor Certificates 11/25/2007 12/25/2007
Record Date - others 24-Dec-07 Others 11/1/2007 11/30/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1 5.94000% $275,192,000.00 $275,192,000.00 $1,196,458.96 $1,407,607.08 $2,604,066.04 0.00 $0.00 $273,995,541.04
A2 6.04000% $103,953,000.00 $103,953,000.00 $451,958.99 $540,671.10 $992,630.09 0.00 $0.00 $103,501,041.01
A3 6.04000% $42,127,000.00 $42,127,000.00 $183,156.58 $219,107.21 $402,263.79 0.00 $0.00 $41,943,843.42
AX 1.00000% $144,229,020.00 $144,229,020.00 $0.00 $120,190.85 $120,190.85 0.00 $0.00 $146,065,428.47
M1 6.88494% $10,090,000.00 $10,090,000.00 $0.01 $57,890.86 $57,890.87 0.00 $0.00 $10,089,999.99
M2 6.88494% $5,045,000.00 $5,045,000.00 $0.00 $28,945.43 $28,945.43 0.00 $0.00 $5,045,000.00
M3 6.88494% $3,210,000.00 $3,210,000.00 $0.00 $18,417.21 $18,417.21 0.00 $0.00 $3,210,000.00
M4 6.88494% $2,751,000.00 $2,751,000.00 $0.00 $15,783.72 $15,783.72 0.00 $0.00 $2,751,000.00
M5 6.88494% $2,293,000.00 $2,293,000.00 $0.00 $13,155.97 $13,155.97 0.00 $0.00 $2,293,000.00
M6 6.88494% $2,293,000.00 $2,293,000.00 $0.00 $13,155.97 $13,155.97 0.00 $0.00 $2,293,000.00
X N/A $11,698,997.12 $11,698,997.12 $0.00 $391,023.17 $391,023.17 N/A N/A $11,695,651.43
AP N/A $1,000.00 $1,000.00 $0.00 $0.00 $0.00 N/A N/A $1,000.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $458,652,997.12 $458,652,997.12 $1,831,574.54 $2,825,948.57 $4,657,523.11 $0.00 $0.00 $456,818,076.89
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 52525AAA2 $1,000.00000000 $4.34772435 $5.11500000 $0.00000000 $995.65227565 LIBOR 4.79000%
A2 52525AAB0 $1,000.00000000 $4.34772436 $5.20111108 $0.00000000 $995.65227564
A3 52525AAC8 $1,000.00000000 $4.34772426 $5.20111116 $0.00000000 $995.65227574
AX 52525AAD6 $1,000.00000000 $0.00000000 $0.83333333 $0.00000000 $1,012.73258648
M1 52525AAE4 $1,000.00000000 $0.00000099 $5.73744896 $0.00000000 $999.99999901
M2 52525AAF1 $1,000.00000000 $0.00000000 $5.73744896 $0.00000000 $1,000.00000000
M3 52525AAG9 $1,000.00000000 $0.00000000 $5.73744860 $0.00000000 $1,000.00000000
M4 52525AAH7 $1,000.00000000 $0.00000000 $5.73744820 $0.00000000 $1,000.00000000
M5 52525AAJ3 $1,000.00000000 $0.00000000 $5.73744876 $0.00000000 $1,000.00000000
M6 52525AAK0 $1,000.00000000 $0.00000000 $5.73744876 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-20N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-20N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1 5.94000% $1,407,607.08 $0.00 $0.00 $0.00 $0.00 $0.00 $1,407,607.08 $0.00
A2 6.04000% $540,671.10 $0.00 $0.00 $0.00 $0.00 $0.00 $540,671.10 $0.00
A3 6.04000% $219,107.21 $0.00 $0.00 $0.00 $0.00 $0.00 $219,107.21 $0.00
AX 1.00000% $120,190.85 $0.00 $0.00 $0.00 $0.00 $0.00 $120,190.85 $0.00
M1 6.88494% $57,890.86 $0.00 $0.00 $0.00 $0.00 $0.00 $57,890.86 $0.00
M2 6.88494% $28,945.43 $0.00 $0.00 $0.00 $0.00 $0.00 $28,945.43 $0.00
M3 6.88494% $18,417.21 $0.00 $0.00 $0.00 $0.00 $0.00 $18,417.21 $0.00
M4 6.88494% $15,783.72 $0.00 $0.00 $0.00 $0.00 $0.00 $15,783.72 $0.00
M5 6.88494% $13,155.97 $0.00 $0.00 $0.00 $0.00 $0.00 $13,155.97 $0.00
M6 6.88494% $13,155.97 $0.00 $0.00 $0.00 $0.00 $0.00 $13,155.97 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1 $0.00 $0.00 $0.00 $0.00 $0.00
A2 $0.00 $0.00 $0.00 $0.00 $0.00
A3 $0.00 $0.00 $0.00 $0.00 $0.00
AX $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-20N
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Total
Cumulative Recoveries 0.00
Beginning Balance 0.00
Deposit : required deposit from waterfall 0.00 A) Advances required to be made by Servicer 1,395,833.65
Withdrawal: for Basis Risk shortfalls 0.00 B) Advances actually made by Servicer 1,395,833.65
Withdrawal: to Supplemental Interest Trust, any excess 0.00 C) Excess of A over B 0.00
Ending Balance 0.00
Cumulative Payments to following bonds:
Supplemental Interest Trust:
Class C 0.00
Class X 391,023.17
Swap Notional Balance 0.00 Class AP 0.00
Class R 0.00
Deposit: Investment Income 0.00 Interest Remittance Amount 2,822,602.88
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Principal Remittance Amount 1,834,920.23
Deposit: Net Counterparty Payment to Trust 0.00 Principal Distribution Amount 1,831,574.54
Deposit: Counterparty Termination Payment 0.00 Funds Shortfall 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Reconciliation:
Withdrawal : to pay interest on certificates 0.00 Available funds (A):
Withdrawal : to Pay Available Basis Risk Amount 0.00 Servicer remittance 4,657,523.11
Withdrawal : to Maintian Target OC, principal 0.00 Funds from Cap Provider 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 Net Counterparty Payment to Trust 0.00
Withdrawal : to pay Deferred Amounts 0.00 4,657,523.11
Withdrawal : to replacement SWAP 0.00 Distributions (B):
Withdrawal : to X, remaining amounts 0.00
Net Trust Payment to Counterparty 0.00
Swap Payment made by the trust to the swap provider 0.00 Total interest distributed 2,825,948.57
Swap Payment made by the swap provider to the trust 0.00 Total principal distributed
1,831,574.54
4,657,523.11
Interest Rate Cap Account:
(A) - (B): 0.00
Cap Notional Amount 0.00
Cap Payment 0.00
Withdrawal: to pay Basis Risk Shortfalls 0.00
Withdrawal: to X, remaining amounts 0.00
ACCOUNT ACTIVITY

Contact:
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Distribution Date
26-Dec-07
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2007-20N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 11,695,651.43
A) Current Balance of Loans 60+ days delinq, 60+ Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 11,695,651.43
B) Rolling 12-Month Repurchase Balance 0.00 Ending Overcollateralization deficiency amount 0.00
C) Rolling 12 Month Modified Loans < 60 days delinq. (Excluding (A)) 0.00 Overcollateralization release amount 3,345.69
D) Ending Collateral Balance 456,818,076.89
E) Current Delinquency Rate ((A+B+C)/D) 0.000%
F) Rolling Three Month Delinquency Rate 0.000%
Excess interest distributions:
G) Applicable Delinquency Event trigger limit 2.811%
H) Cumulative Realized Losses 0.00 Excess available interest (A includes OC release): 391,023.17
I) Forgiven Interest 0.00
J) Original Collateral Balance 458,652,997.12
K) Cumulative Loss % ( (H+I)/J) 0.000% 1) as additional principal to certificates 0.00
L) Applicable Cumulative Loss Limit % (not applicable until December 2010) NA 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
* 60+ days delinq. Rolling 12 Month Modified Loans included in A). 3) Basis Risk Payments 0.00
4) Remaining Amounts to X 391,023.17
A Trigger Event will occur if either (1) or (2) is True: (B): 391,023.17
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (F>=G): NO
For Distribution Dates prior to December 2013, 34.35% (A)-(B): 0.00
For Distribution Dates on or after December 2013, 40.00%
2) Cumulative Loss % exceeds applicable % (K > L)
NO
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.182%
Senior Enhancement Percentage for purposes of Stepdown 8.183%
The later to occur of:
(x) the Distribution Date in December 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in December 2013, 20.37%
(ii) on or after the Distribution Date in December 2013, 16.30%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
458,652,997.12
3,105,160.06
1,270,239.83
0.00
456,818,076.89
0.00
2,914,152.39
191,007.67
0.00
0.00
3,105,160.06
3,057,898.21
235,295.33
1,270,239.83
0.00
0.00
0.00
0.00
1,552,363.05
0.00
0.00
4,657,523.11
1,309
1,304
0.9959993279
8.00055%
7.38494%
12.63464%
0.00
1,309
456,818,076.89
0.00
0.00
0.00
0.00
0
0
0.00
0.00
143,329.09
91,966.24
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance
%
0K to 99.99K
39 3,335,593.63 0.73%
100K to 199.99K
308 47,389,749.52 10.37%
200K to 299.99K
303 75,241,888.37 16.47%
300K to 399.99K
225 77,816,075.07 17.03%
400K to 499.99K
163 72,990,625.83 15.98%
500K to 599.99K
131 70,894,432.95 15.52%
600K to 699.99K
57 36,474,294.02 7.98%
700K to 799.99K
25 18,873,142.59 4.13%
800K to 899.99K
16 13,312,089.81 2.91%
900K to 999.99K
20 19,006,902.22 4.16%
1000K to 1099.99K
9 9,102,537.48 1.99%
1100K to 1199.99K
1 1,168,231.46 0.26%
1200K to 1299.99K
1 1,237,746.27 0.27%
1300K to 1399.99K
2 2,646,492.72 0.58%
1500K to 1599.99K
2 3,010,034.58 0.66%
2000K to 2099.99K
1 2,002,449.18 0.44%
2300K to 2399.99K
1 2,315,791.19 0.51%
Total
1,304
456,818,076.89
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
80.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1500K to 1599.99K 2000K to 2099.99K
2300K to 2399.99K
Balance

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
5.50% - 5.99%
35 13,471,150.27 2.95%
6.00% - 6.49%
60 15,891,330.93 3.48%
6.50% - 6.99%
247 65,643,704.62 14.37%
7.00% - 7.49%
186 61,006,957.54 13.35%
7.50% - 7.99%
155 58,104,524.41 12.72%
8.00% - 8.49%
127 48,182,359.07 10.55%
8.50% - 8.99%
265 106,108,284.06 23.23%
9.00% - 9.49%
140 54,159,904.80 11.86%
9.50% - 9.99%
85 32,449,601.13 7.10%
10.00% - 10.49%
4 1,800,260.06 0.39%
Total
1,304
456,818,076.89
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.00%
Count
Balance ($)
%
2.00% - 2.99%
986 342,782,695.10 75.04%
3.00% - 3.99%
205 75,185,739.80 16.46%
4.00% - 4.99%
113 38,849,641.99 8.50%
Total
1,304
456,818,076.89
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.88%
Count
Balance ($)
%
2.00% - 2.99%
914 315,206,117.37 69.00%
3.00% - 3.99%
267 99,417,120.99 21.76%
4.00% - 4.99%
123 42,194,838.53 9.24%
Total
1,304
456,818,076.89
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.94%
Count
Balance ($)
%
10.00% - 10.99%
35 13,471,150.27 2.95%
11.00% - 11.99%
295 76,092,578.28 16.66%
12.00% - 12.99%
497 160,377,038.75 35.11%
13.00% - 13.99%
159 72,437,831.15 15.86%
14.00% - 14.99%
205 86,413,091.98 18.92%
15.00% - 15.99%
110 46,649,251.85 10.21%
16.00% - 16.99%
3 1,377,134.61 0.30%
Total
1,304
456,818,076.89
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.25%

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
1
308 111,367,996.33 24.38%
6
948 330,294,799.68 72.30%
12
48 15,155,280.88 3.32%
Total
1,304
456,818,076.89
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
1
308 111,367,996.33 24.38%
6
948 330,294,799.68 72.30%
12
48 15,155,280.88 3.32%
Total
1,304
456,818,076.89
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
90 30,866,912.13 6.76%
1 Year LIBOR
48 15,155,280.88 3.32%
1 Year MTA
218 80,501,084.20 17.62%
6 Month LIBOR
948 330,294,799.68 72.30%
Total
1,304
456,818,076.89
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
38 13,146,840.91 2.88%
Condominium
33 7,502,150.53 1.64%
High Rise Condo
8 2,443,889.29 0.53%
Low Rise Condo
52 17,940,910.35 3.93%
Mid Rise Condo
1 288,157.09 0.06%
Planned Unit Developmen
245 89,871,375.54 19.67%
Single Family
921 324,357,198.39 71.00%
Townhouse
6 1,267,554.79 0.28%
Total
1,304
456,818,076.89
100.00%
Property Type
Type
Count
Balance ($)
%
2007
1,304 456,818,076.89 100.00%
Total
1,304
456,818,076.89
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
10.00%-14.99%
1 156,107.59 0.03%
15.00%-19.99%
2 505,417.62 0.11%
20.00%-24.99%
3 570,755.78 0.12%
25.00%-29.99%
3 586,561.86 0.13%
30.00%-34.99%
8 1,912,652.94 0.42%
35.00%-39.99%
4 599,679.63 0.13%
40.00%-44.99%
3 835,989.79 0.18%
45.00%-49.99%
15 2,608,391.06 0.57%
50.00%-54.99%
18 4,926,491.02 1.08%
55.00%-59.99%
27 11,449,714.77 2.51%
60.00%-64.99%
43 20,237,729.47 4.43%
65.00%-69.99%
65 25,026,936.20 5.48%
70.00%-74.99%
101 39,255,013.19 8.59%
75.00%-79.99%
206 82,032,894.79 17.96%
80.00%-84.99%
307 110,811,951.33 24.26%
85.00%-89.99%
143 40,859,551.10 8.94%
90.00%-94.99%
212 59,682,056.19 13.06%
95.00%-99.99%
143 54,760,182.56 11.99%
Total
1,304
456,818,076.89
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 80
Count
Balance ($)
%
337 - 360
1,304 456,818,076.89 100.00%
Total
1,304
456,818,076.89
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Count
Balance ($)
%
337 - 360
1,304 456,818,076.89 100.00%
Total
1,304
456,818,076.89
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
337 - 360
1,304 456,818,076.89 100.00%
Total
1,304
456,818,076.89
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
337 - 360
1,304 456,818,076.89 100.00%
Total
1,304
456,818,076.89
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Balance ($)
%
ALABAMA
14 3,146,225.70 0.69%
ALASKA
1 309,545.93 0.07%
ARIZONA
74 24,356,474.85 5.33%
CALIFORNIA
347 161,168,386.09 35.28%
COLORADO
19 6,815,698.78 1.49%
CONNECTICUT
9 4,404,076.71 0.96%
DELAWARE
5 1,335,104.55 0.29%
FLORIDA
143 43,908,338.61 9.61%
GEORGIA
37 10,677,578.34 2.34%
HAWAII
15 6,541,152.72 1.43%
IDAHO
9 2,142,962.34 0.47%
ILLINOIS
31 8,558,204.11 1.87%
INDIANA
6 1,466,038.94 0.32%
IOWA
6 1,058,088.93 0.23%
KENTUCKY
5 1,099,781.95 0.24%
LOUISIANA
4 948,880.56 0.21%
MAINE
5 952,487.15 0.21%
MARYLAND
43 19,620,253.35 4.29%
MASSACHUSETTS
21 8,342,050.53 1.83%
MICHIGAN
39 9,228,199.17 2.02%
MINNESOTA
17 4,522,478.30 0.99%
MISSISSIPPI
3 363,987.98 0.08%
MISSOURI
13 2,077,043.16 0.45%
MONTANA
4 877,679.30 0.19%
NEVADA
42 16,120,984.10 3.53%
NEW HAMPSHIRE
1 460,605.80 0.10%
NEW JERSEY
43 15,054,522.49 3.30%
NEW MEXICO
11 4,269,785.88 0.93%
NEW YORK
20 8,076,888.71 1.77%
NORTH CAROLINA
24 6,034,991.59 1.32%
NORTH DAKOTA
2 262,694.95 0.06%
OHIO
32 4,815,930.74 1.05%
OKLAHOMA
1 437,677.38 0.10%
OREGON
19 5,317,107.70 1.16%
PENNSYLVANIA
27 5,532,724.71 1.21%
RHODE ISLAND
9 2,985,476.71 0.65%
SOUTH CAROLINA
19 6,111,607.37 1.34%
SOUTH DAKOTA
1 174,265.37 0.04%
TENNESSEE
13 2,969,554.49 0.65%
TEXAS
18 3,732,355.52 0.82%
UTAH
25 9,685,008.94 2.12%
VIRGINIA
58 20,349,037.90 4.45%
WASHINGTON
54 17,578,307.25 3.85%
WEST VIRGINIA
4 921,747.87 0.20%
WISCONSIN
9 1,742,129.55 0.38%
WYOMING
2 263,953.82 0.06%
Total
1,304
456,818,076.89
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
VIRGINIA
MARYLAND
WASHINGTON
NEVADA
NEW JERSEY
GEORGIA
UTAH
MICHIGAN
ILLINOIS
MASSACHUSETTS
NEW YORK
COLORADO
HAWAII
SOUTH CAROLINA
NORTH CAROLINA
PENNSYLVANIA
OREGON
OHIO
MINNESOTA
CONNECTICUT
NEW MEXICO
TEXAS
ALABAMA
RHODE ISLAND
TENNESSEE
IDAHO
MISSOURI
WISCONSIN
INDIANA
DELAWARE
KENTUCKY
IOWA
MAINE
LOUISIANA
WEST VIRGINIA
MONTANA
NEW HAMPSHIRE
OKLAHOMA
MISSISSIPPI
ALASKA
WYOMING
NORTH DAKOTA
SOUTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
1,304
456,818,076.89
100.00%
455,683,852.15
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,304
456,818,076.89
100.00%
455,683,852.15
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
1,304
456,818,076.89
100.00%
455,683,852.15
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,304
456,818,076.89
100.00%
455,683,852.15
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Dec 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
December 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
12
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Current
7.83%
3,105,160.06
Life CPR
7.83%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
12
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
12
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Dec 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Dec 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Dec 26, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Dec 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
5 2,893,550.00 2,914,152.39 0.00 458,652,997.12
0.64%
99.36%
1
Prepayment 0.64%
Liquidation 0.00%
Beginning Balance 99.36%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
124850975 522,500.00 528,594.71
530,154.58 0.00 0.00 0.00 Voluntary PIF
11/23/2007 0.00 8.000% 0.00 AZ 1
40844466 438,750.00 441,686.12
443,170.94 0.00 0.00 0.00 Voluntary PIF
12/06/2007 0.00 9.125% 0.00 CA 1
40847733 1,374,800.00 1,378,237.00
1,381,698.70 0.00 0.00 0.00 Voluntary PIF
11/30/2007 0.00 8.625% 0.00 NC 1
47310453 112,000.00 112,186.68
112,514.42 0.00 0.00 0.00 Voluntary PIF
12/14/2007 0.00 6.875% 0.00 MA 1
47643028 445,500.00 445,500.00
446,613.75 0.00 0.00 0.00 Voluntary PIF
12/13/2007 0.00 8.750% 0.00 RI 1
Total:
5
2,893,550.00
2,906,204.51
0.00
2,914,152.39
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Dec 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-20N
Clare O'Brien
Account Administrator
617-603-6402
clare.obrien@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #